Short Term Investments (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure Of Short Term Investments [Abstract]
Summary of Short Term Investments

	Consolidated
	June 30, 2025 A$	June 30, 2024 A$
Term Deposits	62,284,779	20,086,308

	62,284,779	20,086,308